Pzena Small Cap Value Fund
Schedule of Investments
May 31, 2024 (Unaudited)

COMMON STOCKS - 95.5%	Shares	Fair Value
Basic Materials - 6.8%
Koppers Holdings, Inc.	11,443	$507,268
Olin Corp.	29,778	1,600,865
Orion S.A.	58,566	1,456,537
		3,564,670

Consumer Discretionary - 20.9%
Adient PLC(a)	42,807	1,208,870
Advance Auto Parts, Inc.	12,125	856,510
Dana, Inc.	73,035	1,026,872
Gap, Inc.	19,262	557,827
Genesco, Inc.(a)	26,308	749,778
Hooker Furnishings Corp.	23,915	415,643
Interface, Inc.	70,280	1,132,211
Malibu Boats, Inc. - Class A(a)	33,448	1,286,410
Newell Brands, Inc.	86,731	669,563
PVH Corp.	9,671	1,160,617
Steelcase, Inc. - Class A	133,909	1,829,197
		10,893,498

Consumer Staples - 6.9%
Spectrum Brands Holdings, Inc.	16,366	1,468,685
Universal Corp.	23,609	1,132,288
USANA Health Sciences, Inc.(a)	21,302	1,013,975
		3,614,948

Energy - 5.7%
MRC Global, Inc.(a)	138,903	1,846,021
NOV, Inc.	58,135	1,094,101
		2,940,122

Financials - 20.5%
Associated Banc-Corp.	55,280	1,184,098
Axis Capital Holdings, Ltd.	18,020	1,331,317
CNO Financial Group, Inc.	67,750	1,943,747
Columbia Banking System, Inc.	55,586	1,071,698
Globe Life, Inc.	4,210	348,420
Old National Bancorp of Indiana	73,401	1,254,423
Synovus Financial Corp.	18,040	716,008
Univest Financial Corp.	33,930	739,674
Webster Financial Corp.	25,762	1,139,196
WSFS Financial Corp.	22,040	971,082
		10,699,663

Health Care - 2.8%
Phibro Animal Health Corp. - Class A	34,533	608,817
Varex Imaging Corp.(a)	55,254	853,674
		1,462,491

Industrials - 24.2%
ABM Industries, Inc.	2,520	119,120
American Woodmark Corp.(a)	5,078	437,267
Axalta Coating Systems, Ltd.(a)	23,708	843,768
Belden, Inc.	16,238	1,553,814
Bread Financial Holdings, Inc.	15,549	649,326
Douglas Dynamics, Inc.	29,971	745,079
GMS, Inc.(a)	1,301	122,242
JELD-WEN Holding, Inc.(a)	96,500	1,496,715
Korn Ferry	23,845	1,572,339
Masterbrand, Inc.(a)	46,184	771,735
Resideo Technologies, Inc.(a)	71,143	1,536,689
Shyft Group, Inc.	48,394	613,152
TriMas Corp.	54,823	1,459,388
TrueBlue, Inc.(a)	67,333	727,196
		12,647,830

Real Estate - 0.9%
Marcus & Millichap, Inc.	14,690	474,928

Technology - 6.8%
Avnet, Inc.	23,376	1,276,329
Concentrix Corp.	16,260	997,226
ScanSource, Inc.(a)	26,844	1,273,211
		3,546,766
TOTAL COMMON STOCKS (Cost $45,400,085)		49,844,916

REAL ESTATE INVESTMENT TRUST - 1.1%
Real Estate - 1.1% DiamondRock Hospitality Co.	66,333	561,840
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $594,612)		561,840

SHORT-TERM INVESTMENT - 2.6%
Money Market Fund - 2.6%
Fidelity Institutional Government Portfolio - Class Institutional, 5.21%(b)	1,380,300	1,380,300
TOTAL SHORT-TERM INVESTMENT (Cost $1,380,300)		1,380,300

TOTAL INVESTMENTS - 99.2% (Cost $47,374,997)		51,787,056
Other Assets in Excess of Liabilities - 0.8%		410,081
TOTAL NET ASSETS - 100.0%		$52,197,137

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
S.A. - Société Anonyme

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day effective yield as of May 31, 2024.

Pzena Small Cap Value Fund
Summary of Fair Value Disclosure at May 31, 2024 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$49,844,916	$–	$–	$49,844,916
Real Estate Investment Trust	561,840	–	–	561,840
Short-Term Investment	1,380,300	–	–	1,380,300
Total Investments	$51,787,056	$–	$–	$51,787,056

Refer to the Schedule of Investments for additional information.